Notes Payable, Net (Details) - Schedule of accrued interest on notes payable - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	$ 868,649	$ 1,121,613	$ 3,245,537
Bridge loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total			2,084,711
Preferred equity loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	27,125	27,125	717,286
Land loan with affiliate [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total			101,662
Constellation EME [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total		248,832
Paycheck protection plan loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total		2,706
Naming rights securitization loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total			30,786
City of Canton Loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	8,847	4,472
Mortgage Mckinley Grand [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total			41,821
JKP Capital Note [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total		416,836
Convertible notes [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total			269,271
MKG Doubletree loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total		67,716
Canton Cooperative Agreement [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total	54,035	20,593
Aquarian Mortgage Loan [Member]
Notes Payable, Net (Details) - Schedule of accrued interest on notes payable [Line Items]
Total		$ 333,333